Investment Strategy - VanEck Durable High Dividend ETF	Oct. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	Accordingly, on the Effective Date, the Fund’s disclosure will be modified as follows: The first paragraph of each of the “Summary Information - Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus will be deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Morningstar US Dividend Valuation Index is comprised of securities of companies with a high dividend yield, strong financial health and an attractive uncertainty-adjusted valuation. Companies are selected by Morningstar, Inc. (“Morningstar” or the “Index provider”) from the universe of companies represented in the Morningstar® US Market IndexSM (the “Parent Index”), a broad market index representing 97% of U.S. market capitalization that meet certain trading frequency, exchange listing and liquidity requirements. The Morningstar US Dividend Valuation Index targets a select group of eligible securities from the Parent Index that rank in: (i) the top 50% as measured by trailing twelve month dividend yield; (ii) the top 50% of their Morningstar sector peer group as measured by its distance to default score; and (iii) the top 70% of Morningstar’s star score metric. Morningstar also utilizes a momentum screen, in which momentum represents a security’s 12-month total return. A momentum signal is used to exclude 30% of the stocks in the Parent Index with the worst 12-month momentum based on a 12-month total return of each stock. An eligible security must meet each of these independent criteria to qualify for inclusion in the Morningstar US Dividend Valuation Index. Buffers are applied around the targeted thresholds to mitigate turnover. Distance to default score is a measure of the financial stability of a company as determined by recent market data and financial accounting reports. Morningstar’s star score metric represents uncertainty-adjusted security valuation, which reflects the relationship between a company’s market price and its fair value (as determined by Morningstar’s standardized, proprietary valuation model).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.